Convertible debentures, Devvio Tranche (FY) (Details)		9 Months Ended	12 Months Ended
	Nov. 06, 2024 $ / shares	Apr. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) shares	Apr. 30, 2025 $ / shares	Nov. 13, 2024 USD ($)	Jan. 12, 2024 USD ($) $ / shares	Jan. 12, 2024 $ / shares	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Derivative liability		$ 72,500	$ 919,250						$ 1,836,666
Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount					$ 3,345,000
Interest rate					5.30%
Period of volume weighted average trading price		20 days
Devvio Inc. [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount						$ 100,000
Interest rate						5.30%
Share purchase warrant (in shares) | shares		0.5
Conversion price (in dollars per share) | (per share)	$ 1.17	$ 7.65		$ 1.03
Number of repayable day	10 days	10 days
Period of transaction expected date to complete		270 days
Period of volume weighted average trading price		30 days
Percentage of premium to volume weighted average price		20.00%
Conversion expiry term		2 years
Derivative liability						$ 45,000
Devvio Inc. [Member] | Convertible Debt [Member] | Common Stock [Member]
Convertible Debt [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares		1
DevvStream Holdings, Inc. [Member]
Convertible Debt [Abstract]
Derivative liability			$ 919,250					$ 0
DevvStream Holdings, Inc. [Member] | Devvio Inc. [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount						$ 100,000
Interest rate						5.30%
Ownership percentage			100.00%
Share purchase warrant (in shares) | shares			0.5
Conversion price (in dollars per share) | (per share)						$ 7.65	$ 1.03
Number of repayable day			10 days
Period of transaction expected date to complete			270 days
Period of volume weighted average trading price			30 days
Percentage of premium to volume weighted average price			20.00%
Conversion expiry term			2 years
Derivative liability			$ 45,000
DevvStream Holdings, Inc. [Member] | Devvio Inc. [Member] | Convertible Debt [Member] | Common Stock [Member]
Convertible Debt [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares			1